OTHER RECEIVABLES - Schedule of Other Current Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Derivative financial instruments	$ 33.0	$ 37.6	$ 55.3
Escrow accounts	1.4	14.9	14.9
Vessel sale	18.9	0.0	0.0
Other	6.3	8.0	3.8
Balance as of December 31	$ 59.6	$ 60.5	$ 74.0